IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2023
IMPAIRMENT:
Schedule of discount rate for cash generating unit for impairment assessment
Cash Generating Unit	Discount Rate
Lindero, after-tax	7.7%
San Jose, after-tax	6.6%
San Jose, pre-tax	6.9%

Schedule of metal prices assumptions used for impairment determination
Metal	2024	2025	2026	2027	Long Term
Gold (Per Once)	$2,000	$2,000	$1,925	$1,875	$1,800
Silver (Per Ounce)	$24.50	$24.50	$24.00	$23.25	$23.00